CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement [Line Items]
Proceeds from exercise of options	$ 152,126		$ 223,740
Exercise of options		$ (152,126)	(223,740)
Common shares issued to acquire intangible assets | shares	250,000	250,000
Common shares issued to acquire intangible assets, value	$ 192,946	$ 192,946
Description of stock option plan	Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares.
Weighted average remaining contractual life of outstanding share options	4.01	2.75
Share-based expense	$ 469,187	$ 285,745	$ 672,533
G&J Technologies [Member]
Statement [Line Items]
Common shares issued to acquire intangible assets | shares	250,000
Common shares issued to acquire intangible assets, value	$ 192,946
After achieving the second milestone of the G&J agreement [Member]
Statement [Line Items]
Common shares issued to acquire intangible assets | shares	250,000
Common shares issued to acquire intangible assets, value	$ 208,486
After achieving the third milestone of the G&J agreement [Member]
Statement [Line Items]
Obligation to issue shares for intangible assets | shares	250,000
Obligation to issue shares for intangible assets, value	$ 131,527
Class A, convertible, voting, preferred shares [Member]
Statement [Line Items]
Number of shares authorised | shares	5,000,000
Capital Stock [Member]
Statement [Line Items]
Exercise of options (Shares) | shares	340,000	340,000	825,000
Exercise of options		$ (314,680)	$ (373,723)
Reserves [Member]
Statement [Line Items]
Exercise of options	$ (162,554)	162,554	149,983
Share-based expense	$ 469,187	$ 285,745	$ 672,533